Other commitments (Details)	9 Months Ended
Sep. 30, 2022 EUR (€)
Other commitments
Company sponsored grant program	€ 500,000
Total performance period for certain clinical, research activities, training and education activities	2 years
Recognized payment commitment company sponsored grant program therapy and development	€ 79,000